Investments in Financial Instruments - Available-for-sale financial assets (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation for all assets and liabilities measured at fair value
Balance at beginning of year	$ 3,389,485
Balance at the end of year	2,586,601	$ 3,389,485
Open-Ended Fund
Reconciliation for all assets and liabilities measured at fair value
Foreign exchange gain (loss) derived from the hedged Warrants issued by UHI and investments in Open-Ended Fund		114,046
Open-Ended Fund
Reconciliation for all assets and liabilities measured at fair value
Foreign exchange gain (loss) derived from the hedged Warrants issued by UHI and investments in Open-Ended Fund	98,017
FVOCIL
Reconciliation for all assets and liabilities measured at fair value
Balance at beginning of year	3,384,262	6,070,856
Disposition of investments		(1,607,969)
Change in fair value in other comprehensive income (loss)	(797,661)	(1,078,625)
Balance at the end of year	2,586,601	3,384,262
FVOCIL | Open-Ended Fund
Reconciliation for all assets and liabilities measured at fair value
Balance at beginning of year	773,209	945,176
Change in fair value in other comprehensive income (loss)	(98,758)	(171,967)
Balance at the end of year	674,451	773,209
FVOCIL | Publicly Traded Equity Instruments
Reconciliation for all assets and liabilities measured at fair value
Balance at beginning of year	2,611,053	3,517,711
Change in fair value in other comprehensive income (loss)	(698,903)	(906,658)
Balance at the end of year	$ 1,912,150	2,611,053
FVOCIL | Other Equity Instruments
Reconciliation for all assets and liabilities measured at fair value
Balance at beginning of year		1,607,969
Disposition of investments		$ (1,607,969)